SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2014
SHARE-BASED COMPENSATION
Summary of stock option activity

Stock options	Number of shares	Weighted- average exercise price (US$)	Weighted- average grant-date fair value (US$)	Weighted- average remaining contractual life (years)	Aggregate intrinsic value (US$)
Outstanding, January 1, 2014	98,751,672	0.4532	0.2971	6.03	121,472
Granted	20,595,042	0.9231	0.5909
Exercised	(18,618,228)	0.2474	0.1928
Forfeited	(7,133,148)	0.8980	0.5407
Outstanding, December 31, 2014	93,595,338	0.5636	0.3639	6.15	42,762

Vested and expected to vest at December 31, 2014	92,756,972	0.5589	0.3612	6.13	42,673

Exercisable at December 31, 2014	60,061,320	0.3537	0.2412	4.55	39,207

Schedule of weighted-average assumptions used to estimate the fair value of stock options granted

	2012	2013	2014
Risk-free interest rate	2.2%	2.1 to 2.8%	0.9 to 2.7%
Expected dividend yield	—	—	—
Expected volatility range	52.0%	54.0 to 57.0%	53.0 to 60.0%
Sub-optimal early exercise factor	2-3 times	2-3 times	2-3 times

Summary of non-vested restricted stock unit activity

Non-vested restricted stock units	Number of non-vested restricted stock units	Weighted average grant-date fair value (US$)
Non-vested, January 1, 2014	65,878,182	1.2132
Granted	54,263,052	1.6268
Vested	(27,474,210)	1.3911
Forfeited	(6,911,910)	1.4478
Non-vested, December 31, 2014	85,755,114	1.3990

Schedule of allocation of total compensation cost recognized

	For the years ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Cost of revenues	12,751	32,110	49,291	7,944
Product development	26,157	38,400	71,713	11,558
Sales and marketing	28,741	50,712	100,084	16,131
General and administrative	50,569	67,136	89,249	14,384
Total	118,218	188,358	310,337	50,017